Income Taxes (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Income Tax (Textuals)
Effective tax rate	0.00%
Operating loss carryforwards, federal	$ 8.3
Operating loss carryforwards, state	7.9
Valuation allowance	$ 3.9
Expire period of net operating loss carry-forwards	Through 2032